Voyage and Vessel operating expenses - Vessel operating expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage And Vessel Operating Expenses
Crew wages and related costs	$ 155,461	$ 124,769	$ 133,769
Insurances	20,109	18,601	18,753
Maintenance, repairs, spares and stores	66,676	53,378	51,210
Lubricants	16,313	15,091	14,625
Tonnage taxes (Note 14)	4,367	4,299	3,838
Pre-delivery and Pre-joining expenses	4,491	360	174
Miscellaneous	7,574	4,829	6,247
Total vessel operating expenses	$ 274,991	$ 221,327	$ 228,616